                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
Seligman Capital Portfolio (April 30, 2010)                         SL-9914-99 A

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio manager has been changed. The foregoing change is reflected in the revised Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The portfolio manager named under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Wayne M. Collette   Portfolio Manager   May 2010
Lawrence W. Lin     Portfolio Manager   May 2010
George J. Myers     Portfolio Manager   May 2010
Brian D. Neigut     Portfolio Manager   May 2010

The description of the portfolio manager responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Wayne M. Collette, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since March 2001.

Lawrence W. Lin, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006.

George J. Myers, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2004.

Brian D. Neigut, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.

                                                              SL-9914-2 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
Seligman Common Stock Portfolio (April 30, 2010)                    SL-9921-99 A

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER    TITLE               MANAGED FUND SINCE
------------------   -----               ------------------
Brian M. Condon      Portfolio Manager   May 2010
Gina K. Mourtzinou   Portfolio Manager   Nov. 2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since Nov. 2008.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of the Fund section is hereby superseded and replaced with the following information:

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks that are broadly diversified among a number of industries. The Fund usually invests in the common stock of larger U.S. companies (e.g., companies with market capitalizations over $3 billion at the time of initial investment); however, it may invest in companies of any size.

The Fund seeks to produce a level of current income consistent with its primary benchmark, the Standard and Poor's 500 Index (the Index). This strategy allows for variations over time in the level of current income produced by the Fund.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Index.

The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index. The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

In pursuit of the Fund's objectives, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, valuation, quality and momentum.

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Fund section is hereby superseded and replaced with the following information:

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks that are broadly diversified among a number of industries. The Fund usually invests in the common stock of larger U.S. companies (e.g., companies with market capitalizations over $3 billion at the time of initial investment); however, it may invest in companies of any size. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund seeks to produce a level of current income consistent with its primary benchmark, the Standard and Poor's 500 Index (the Index). This strategy allows for variations over time in the level of current income produced by the Fund.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Index. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objectives, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments;

- The company continues to meet the investment manager's performance expectations; or

-    The security is removed from the Index.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of the Fund section and in the More Information about the Fund section is hereby revised to include the following:

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses.

                                                              SL-9921-2 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
Seligman Investment Grade Fixed Income Portfolio                    SL-9919-99 A
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Colin J. Lundgren   Portfolio Manager   May 2010
Tom Murphy          Portfolio Manager   Nov. 2008
Scott Schroepfer    Portfolio Manager   Nov. 2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager.

-    Managed the Fund since Nov. 2008.

-    Sector Leader of investment grade credit sector team.

-    Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since Nov. 2008.

-    Sector Manager of the high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

                                                              SL-9919-1 A (5/10)